MINING PROJECTS EXPENSES	12 Months Ended
Dec. 31, 2024
MINING PROJECTS EXPENSES
MINING PROJECTS EXPENSES

19.MINING PROJECTS EXPENSES

		For the years ended
	December 31, 2024	December 31, 2023
	$	$
Wages and benefits	3,934	3,087
Share-based compensation	648	511
Consulting fees	164	1,636
Materials, consumables, and supplies	623	630
Maintenance and subcontracting	587	782
Geology and drilling	—	19
Utilities	362	360
Depreciation and amortization	254	265
Other	285	253
Uatnan Mining Project - Exploration and evaluation expenses	18,681	100
Grants	(29)	(119)
Tax credits	(455)	1,932
Mining projects expenses	25,054	9,456

On January 31, 2024, the Company completed the acquisition of the Lac Guéret property with Mason Resources Inc (“Mason”) through an asset acquisition agreement consisting mainly of 74 map-designated claims. The consideration for the asset acquisition was paid with 6,208,210 common shares of the Company, at $3.00 per share, representing a total aggregated amount of $18.6 million. The Company performed the concentration test and concluded that the acquisition represents an asset acquisition and not a business acquisition, since substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. Mining rights are specifically excluded from the scope of IAS 16, therefore, the Company applied IFRS 6. Since the Company’s accounting policy for Exploration and Evaluation activities under IFRS 6 is to classify expenditures in the consolidated statement of loss and comprehensive loss, $18.6 million was expensed under the category “Uatnan Mining Project”. A subsequent payment of $5,000,000 will be made to Mason at the start of commercial production of the contemplated Uatnan Mining Project, which will be recorded once commercial production of the Uatnan project will occur.